Schedule of Assets (Held at End of Year) - Schedule of Assets (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	THE GEO SAVE 401(K) PLAN
Entity Tax Identification Number	65-0043078
EBP, Plan Number	001
Current Value	$ 253,639,213
Notes receivable from participants	14,679,433
Total	$ 320,946,173
Employee benefit plan, participant loan maturity year	2035
Investment, Identifier [Axis]: American Century/American Century Small Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,035,045
EBP, Investment, Issuer Name [Extensible Enumeration]	American Century [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity /Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 28,740,674
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity 500 Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity /Fidelity Freedom Index 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 13,868,538
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2025 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity /Fidelity Freedom Index 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,470,722
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2065 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Fidelity Freedom Index 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 20,498,364
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2055 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity/ Fidelity Freedom Index 2010 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 169,685
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2010 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity/Fidelity Freedom Index 2015 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,519,905
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2015 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity/Fidelity Freedom Index 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,545,081
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2020 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity/Fidelity Freedom Index 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 25,496,419
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2030 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity/Fidelity Freedom Index 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 25,984,487
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2035 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity/Fidelity Freedom Index 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 21,594,064
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2040 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity/Fidelity Freedom Index 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 25,818,965
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2045 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity/Fidelity Freedom Index 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 20,570,757
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2050 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity/Fidelity Freedom Index 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 11,509,414
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2060 Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity/Fidelity Freedom Index Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 145,543
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index Retirement Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity/Fidelity International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,679,900
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity International Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity/Fidelity Mid-Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,285,735
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Mid Cap Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity/Fidelity U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,998,687
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity U S Bond Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Great Gray Trust Company/AB US Large Cap Growth Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 19,229,850
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: John Hancock /Disciplined Value Mid Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,415,190
EBP, Investment, Issuer Name [Extensible Enumeration]	John Hancock Disciplined Value Mid Cap Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: John Hancock/Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,123,067
EBP, Investment, Issuer Name [Extensible Enumeration]	John Hancock Bond Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MFS Investment Management /MFS Int'l Intrinsic Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,591,090
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Investment Management [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: MFS Investment Management/MFS Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,128,633
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Investment Management [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: MassMutual Retirement Services /Mid Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,142,410
EBP, Investment, Issuer Name [Extensible Enumeration]	Mass Mutual Retirement Services [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: MassMutual Retirement Services/Diversified Bond (at contract value)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 28,743,504
EBP, Investment, Issuer Name [Extensible Enumeration]	Mass Mutual Retirement Services [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: MassMutual Retirement Services/Small Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,213,166
EBP, Investment, Issuer Name [Extensible Enumeration]	Mass Mutual Retirement Services [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Metropolitan West/Total Return Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 343
EBP, Investment, Issuer Name [Extensible Enumeration]	Metropolitan West [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: PIMCO /Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,618,707
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The GEO Group, Inc./Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,654,173
EBP, Investment, Issuer Name [Extensible Enumeration]	The GEO Group Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanEmployerCommonStockMember
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Vanguard/Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,195,269
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Small Cap Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard/Treasury Money Market Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,279,353
EBP, Investment, Issuer Name [Extensible Enumeration]	VanguardTreasury Money Market Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%